SUPPLEMENT DATED OCTOBER 20, 2025
TO

PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES
EACH DATED MAY 1, 2025, FOR
FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED MAY 1, 2008
FOR CORPORATE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding an investment option that is available under your Policy.

Effective November 3, 2025, the name of the following investment option will be changed:

Current Name	New Name

LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund

THE POLICIES REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE